Concentrations - Schedule of Advances from Customers (Details) - Customer E [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	[1]	Sep. 30, 2023
Concentration Risk [Line Items]
Advances from customers, amount			$ 536,032
Advances from customers, percentage			14.00%

[1]	The percentage is below 10%